ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2014	2015
	RMB	RMB

Technology rights for licensed seeds	96,601	99,602
Distribution network	6,739	6,739
Others	6,416	7,584

	109,756	113,925
Accumulated amortization	(70,551)	(78,221)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	34,891	31,390

Amortization expenses for the years ended September 30, 2013, 2014 and 2015 were RMB4,960, RMB5,665 and RMB7,670, respectively.

No impairment provision has been charged for the years ended September 30, 2013, 2014 and 2015.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2016	6,068
2017	5,138
2018	4,822
2019	3,105
2020	1,929

Total	21,062

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 5 years and are charged to general and administrative expenses.